SHARE-BASED COMPENSATION PLAN (Details 3) (Stock options, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended													0 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013 employee	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2013 Share Incentive Plan	Dec. 31, 2012 Share Incentive Plan	Dec. 31, 2011 Share Incentive Plan	Dec. 31, 2013 2011 Equity Incentive Plan	Dec. 31, 2012 2011 Equity Incentive Plan	Dec. 31, 2011 2011 Equity Incentive Plan	Nov. 09, 2012 Options granted under the merger and equal with VanceInfo	Nov. 09, 2012 Options granted under the merger and equal with VanceInfo Minimum	Nov. 09, 2012 Options granted under the merger and equal with VanceInfo Maximum	Nov. 09, 2012 VanceInfo 2005 Stock Option Plan	Dec. 31, 2013 VanceInfo 2005 Stock Option Plan	Dec. 31, 2012 VanceInfo 2005 Stock Option Plan	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan	Dec. 31, 2013 VanceInfo 2007 Share Incentive Plan	Dec. 31, 2012 VanceInfo 2007 Share Incentive Plan
Share options
Balance at the beginning of the period (in shares)								115,259	554,381	1,361,483	215,084	34,055						1,093,310			2,426,615
Granted (in shares)										114,685	40,100	215,082	34,055				1,093,435			2,557,084
Vested (in shares)								(26,017)	(357,282)	(704,248)		(34,055)						(1,093,310)	(125)		(1,373,339)	(81,381)
Forfeited (in shares)								(83,608)	(81,840)	(217,539)	(30,001)	(2)									(458,385)	(49,088)
Balance at the end of the period (in shares)								5,634	115,259	554,381	225,183	215,084	34,055						1,093,310		594,891	2,426,615
Vested and expect to vest at the end of the period (in shares)								4,593,188			245,616							1,093,435			2,049,611
Weighted average grant-date fair value
Balance at the beginning of the period (in dollars per share)								$ 7.63	$ 4.88	$ 2.51	$ 3.77	$ 4.32						$ 1.31			$ 6.23
Granted (in dollars per share)										$ 8.93	$ 3.75	$ 3.77	$ 4.32				$ 1.31			$ 6.18
Vested (in dollars per share)								$ 1.39	$ 3.01	$ 1.67		$ 4.32						$ 1.31	$ 1.71		$ 8.32	$ 3.47
Forfeited (in dollars per share)								$ 4.91	$ 9.21	$ 4.18	$ 3.83	$ 3.89									$ 6.58	$ 8.35
Balance at the end of the period (in dollars per share)								$ 5.76	$ 7.63	$ 4.88	$ 4.02	$ 3.77	$ 4.32						$ 1.31		$ 7.21	$ 6.23
Weighted-average exercise price per share
Balance at the beginning of the period (in dollars per share)								$ 8.88	$ 6.56	$ 5.58	$ 7.25	$ 8.79						$ 1.90			$ 7.58
Granted (in dollars per share)										$ 16.74	$ 7.75	$ 7.25	$ 8.79				$ 1.90			$ 7.56
Vested (in dollars per share)								$ (8.49)	$ 5.79	$ 5.30		$ 8.79						$ 1.90	$ 3.50		$ 8.09	$ 6.57
Forfeited (in dollars per share)								$ 11.26	$ 6.64	$ 9.76	$ 8.20	$ 7.60						$ 6.95			$ 7.87	$ 7.96
Balance at the end of the period (in dollars per share)								$ 8.47	$ 8.88	$ 6.56	$ 7.25	$ 7.25	$ 8.79						$ 1.90		$ 7.90	$ 7.58
Vested and expect to vest at the end of the period (in dollars per share)								$ 4.32			$ 7.38							$ 1.90			$ 7.48
Assumptions used to estimate fair value of awards
Expected volatility, minimum (as a percent)	50.00%													52.00%
Expected volatility, maximum (as a percent)	51.00%													66.00%
Expected volatility, maximum (as a percent)		53.00%	53.00%
Risk-free interest rate, minimum (as a percent)	1.18%		1.44%											0.70%
Risk-free interest rate, maximum (as a percent)	1.23%		2.90%											1.40%
Risk-free interest rate (as a percent)		1.04%
Expected life		6 years 6 months		5 years 10 months 13 days	5 years 6 months	6 years 1 month 10 days	6 years 1 month 6 days
Exercise price (in dollars per share)		$ 7.25		$ 6.42	$ 8.79	$ 7.94	$ 22.18								$ 4.58	$ 11.00
Fair value of the underlying common shares (in dollars per share)		$ 7.49		$ 6.42	$ 8.79	$ 7.94	$ 22.18							$ 7.49
Unrecognized compensation expense
Total unrecognized compensation expense related to share options granted (in dollars)	$ 1,375
Weighted-average period for recognition of compensation cost	1 year 2 months 26 days
Fully vested share options of which contractual life is extended	281,804
Number of employees who held fully vested share options with contractual life extended	140
Additional compensation expense recognized	$ 278